Income Taxes (Narrative) (Details) - USD ($) $ in Thousands		5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. statutory rate	21.00%		21.00%	35.00%		35.00%
Effective tax rate			2.60%	(3.70%)
Unrecognized tax benefits	$ 2,492	$ 3,921	$ 2,500		$ 2,492		$ 3,338
Unrecognized tax benefits that would have a favorable impact on effective tax rate	$ 2,200		2,200		2,200
Provision for income taxes		$ 6,882	$ 11,379	$ 1,286	(10,781)		$ (7,552)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ 73,400